Debt Financing Footnote XBRL details (Details)		1 Months Ended								12 Months Ended
	Feb. 28, 2015 USD ($) Integer	Dec. 31, 2015 USD ($) Integer	Nov. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) Integer collateralized_bonds	Apr. 30, 2014 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2015 USD ($) Integer	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2015 USD ($) Integer	Jun. 30, 2015 USD ($)	Jul. 10, 2014 USD ($) Integer	Jun. 30, 2014 USD ($)	May 31, 2014 USD ($)	Jul. 31, 2012 USD ($)
Debt financing		$ 451,496,716								$ 451,496,716	$ 341,619,463
Debt financing		456,431,288								456,431,288
TOB Financing		23,400,000						$ 873,000		23,400,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust		536,316,481								536,316,481	378,423,092
Payments to Acquire Available-for-sale Securities										188,572,000	142,794,827	$ 148,624,000
M24 Financing Facility Derivatives [Member]
Cash Collateral for Borrowed Securities		400,000								400,000
Restricted Cash and Cash Equivalents		400,000								400,000
Autumn Pines [Member]
Proceeds from Sale of Available-for-sale Securities								13,100,000
Lost Creek [Member]
Proceeds from Sale of Available-for-sale Securities									$ 18,700,000		18,700,000
Available-for-sale Securities, Fair Value Disclosure Held in Trust											18,500,000
Fairmont Oaks And Bent Tree Properties [Member]
Proceeds from Sale of Available-for-sale Securities		14,100,000	$ 14,100,000
Trading Securities [Member]
TOB Financing		$ 216,512,124								$ 216,512,124	$ 174,185,857
Debt Instrument, Total Rate of Borrowing		3.26%								3.26%	3.23%
TOB Facility [Member]
Number of Available for Sale Securities, Held in a Trust | Integer							4
Number of Collateralized Bonds | collateralized_bonds							10
Debt Instrument, Total Rate of Borrowing		3.70%								3.70%	3.90%
Trust Portfolio--MBS Bonds [Member]
Available for Sale Securities, not Including Premiums		$ 14,765,000								$ 14,765,000	$ 14,765,000					$ 3,700,000	$ 3,700,000
Cash Collateral for Borrowed Securities		$ 1,500,000								$ 1,500,000	$ 2,100,000
Debt, Weighted Average Interest Rate		1.10%								1.10%	1.10%
Trust Portfolio--MBS Bonds [Member] | Mortgage Backed Security Trust 4 [Member]
TOB Financing		$ 6,000,000			$ 6,000,000					$ 6,000,000
Trust Portfolio--MBS Bonds [Member] | Mortgage Backed Security Trust 5 [Member] [Member]
TOB Financing		5,300,000			5,300,000					5,300,000
Trust Portfolio--MBS Bonds [Member] | Mortgage Backed Security Trust 6 [Member]
TOB Financing		7,800,000			7,800,000					7,800,000
Trust Portfolio--MBS Bonds [Member] | Mortgage Backed Security Trusts 4, 5, 6 [Member]
TOB Financing		19,100,000			19,100,000					19,100,000
Public housing capital fund trusts [Member]
Available for Sale Securities, not Including Premiums		$ 58,344,872								$ 58,344,872	$ 59,308,398							$ 65,300,000
Cash Collateral for Borrowed Securities											$ 400,000
Debt Instrument, Total Rate of Borrowing		2.30%								2.30%	2.20%
Debt, Weighted Average Interest Rate		5.20%								5.20%
Effective rate - minimum [Member]
Effective rate		4.20%								4.20%
Effective rate - minimum [Member] | Trust Portfolio--MBS Bonds [Member]
Effective rate		3.70%								3.70%
Effective rate - minimum [Member] | Public housing capital fund trusts [Member]
Effective rate		3.90%								3.90%
Effective rate - maximum [Member]
Effective rate		12.10%								12.10%
Effective rate - maximum [Member] | Trust Portfolio--MBS Bonds [Member]
Effective rate		5.30%								5.30%
Effective rate - maximum [Member] | Public housing capital fund trusts [Member]
Effective rate		5.70%								5.70%
TOB Facility-10 [Member]
Available-for-sale Security, Maturity Date at a point in time										Oct. 01, 2016
TOB Facility-10 [Member] | Trading Securities [Member]
Available-for-sale Security, Maturity Date at a point in time							Jul. 01, 2015			Oct. 01, 2016	Oct. 01, 2016
TOB Financing		$ 22,847,450					$ 21,900,000			$ 22,847,450	$ 21,841,852
Debt Instrument, Total Rate of Borrowing		4.26%								4.26%	4.34%
TOB Facility-11 [Member]
Available-for-sale Security, Maturity Date at a point in time										Jul. 01, 2019
TOB Facility-11 [Member] | Trading Securities [Member]
Available-for-sale Security, Maturity Date at a point in time							Jul. 01, 2015			Jul. 01, 2019	Jul. 01, 2019
TOB Financing		$ 37,935,981					$ 35,000,000			$ 37,935,981	$ 34,942,917
Debt Instrument, Total Rate of Borrowing		4.39%								4.39%	4.47%
TOB facility-18 and 19 [Member]
Debt financing		$ 23,400,000								$ 23,400,000
Number of Available for Sale Securities, Held in a Trust | Integer		2								2
TOB facility-9 [Member] | Trading Securities [Member]
Available-for-sale Security, Maturity Date at a point in time				Jul. 01, 2015							Jun. 01, 2015
TOB Financing				$ 15,000,000							$ 25,535,000
Debt Instrument, Total Rate of Borrowing											1.96%
TOB facility-15, 16, and 17 [Member]
Number of Available for Sale Securities, Held in a Trust | Integer	3
TOB facility-15, 16, and 17 [Member] | Trading Securities [Member]
Debt financing	$ 33,300,000
Available-for-sale Security, Maturity Date at a point in time	Jul. 01, 2015
TOB facility-13 [Member] | Trading Securities [Member]
Debt financing					$ 9,000,000
Available-for-sale Security, Maturity Date at a point in time					Jul. 01, 2015					Jul. 01, 2017	Jul. 01, 2017
TOB Financing		$ 9,006,899								$ 9,006,899	$ 9,007,656
Debt Instrument, Total Rate of Borrowing		4.01%								4.01%	4.05%
TOB Facility-12 [Member] [Member] | Trading Securities [Member]
Available-for-sale Security, Maturity Date at a point in time						Jul. 01, 2015				Jul. 01, 2017	Jul. 01, 2017
TOB Financing		$ 17,246,899				$ 17,300,000				$ 17,246,899	$ 17,245,083
Debt Instrument, Total Rate of Borrowing		4.51%								4.51%	4.55%
TOB facility-3 [Member] | Trading Securities [Member] | Mortgage Backed Security Trust 3 [Member]
Debt financing																	$ 2,900,000
Available-for-sale Security, Maturity Date at a point in time										Apr. 01, 2016	Apr. 01, 2015
TOB Financing		$ 5,270,000								$ 5,270,000	$ 5,270,000
Debt Instrument, Total Rate of Borrowing		1.10%								1.10%	1.06%
TOB Facility-1 [Member] | Trading Securities [Member]
Debt financing								$ 9,800,000
TEBS III Facility [Member]
Debt financing		$ 84,300,000								$ 84,300,000
Number of Available for Sale Securities, Held in a Trust | Integer													9
Available-for-sale Securities, Fair Value Disclosure Held in Trust													$ 105,400,000
Debt Financing, Net										82,200,000
Payments to Acquire Available-for-sale Securities										37,500,000
Restricted Cash and Cash Equivalents		4,800,000								4,800,000
TEBS III Facility [Member] | Series B [Member]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		21,100,000								21,100,000
TEBS II Facility [Member]
Debt financing		94,700,000								94,700,000	$ 94,700,000
Number of Available for Sale Securities, Held in a Trust | Integer															13
Available-for-sale Securities, Fair Value Disclosure Held in Trust															$ 118,400,000
Debt Financing, Net										91,600,000
Payments to Acquire Available-for-sale Securities										72,400,000
Restricted Cash and Cash Equivalents		163,000								163,000	6,300,000
Escrow Deposit		6,300,000								6,300,000
TEBS II Facility [Member] | Series B [Member]
Available-for-sale Securities, Fair Value Disclosure Held in Trust		23,700,000								23,700,000
TEB Facility [Member]
Restricted Cash and Cash Equivalents		365,000								365,000	$ 1,000,000
TOB Facility [Member]
Debt financing		$ 137,200,000								$ 137,200,000				$ 124,700,000
Number of Available for Sale Securities, Held in a Trust | Integer													8
TOB Facility [Member] | Effective rate - minimum [Member]
Effective rate		2.80%								2.80%
TOB Facility [Member] | Effective rate - maximum [Member]
Effective rate		4.50%								4.50%
SPEARS [Member] | TOB Facility [Member]
Proceeds from Sale of Available-for-sale Securities							45,900,000
SPEARS [Member] | Trust Portfolio--MBS Bonds [Member]
TOB Financing		$ 34,900,000								$ 34,900,000
SPEARS [Member] | Public housing capital fund trusts [Member]
TOB Financing																		49,000,000
LIFERS [Member] | TOB Facility [Member]
Proceeds from Sale of Available-for-sale Securities							$ 26,500,000
LIFERS [Member] | Trust Portfolio--MBS Bonds [Member]
Available for Sale Securities, not Including Premiums		$ 9,200,000								$ 9,200,000
LIFERS [Member] | Public housing capital fund trusts [Member]
TOB Financing																		$ 16,000,000